Critical accounting judgments and key sources of estimation uncertainty - IFRS 15 – Revenue recognition Gilead (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) item	Jul. 14, 2019 EUR (€)
Critical accounting estimates and judgments
Fair value gain warrant A & B as derivatives	€ 12.9
Decrease of the deferred income warrant a & b as derivatives	(28.6)
Decrease in revenue recognized in current period warrant a & b as derivatives	(0.5)
Equity increase and future revenue reduction	85.6
Revenue from contracts with customers related to glpg1690	€ 17.7
Drug discovery platform revenue period	10 years
Decrease in interest expenses	€ (6.9)
Decrease in revenue recognition	(11.8)
Decrease in current and non-current deferred income	€ (4.9)
Gilead
Critical accounting estimates and judgments
Number of performance obligations exceeding one year | item	2
Period recognized to consideration paid for the platform	10 years
Gilead | Derivative financial instrument
Critical accounting estimates and judgments
Offsetting short term financial asset (derivative)		€ 85.6
Number of performance obligations exceeding one year | item	3